Income taxes - Summary of unused tax losses and tax credits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	$ (706,000)
Recognized in profit or loss	584,246	$ (706,000)
Recognized in business combination	79,360
Deferred tax liability (asset) at end of period	(42,394)	(706,000)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss	(194,958)
Recognized in business combination	642,149
Deferred tax liability (asset) at end of period	447,191
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	(706,000)
Recognized in profit or loss	706,000	(706,000)
Deferred tax liability (asset) at end of period		$ (706,000)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss	621
Recognized in business combination	(2,840)
Deferred tax liability (asset) at end of period	(2,219)
Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss	93,583
Recognized in business combination	(559,949)
Deferred tax liability (asset) at end of period	(466,366)
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss	(21,000)
Deferred tax liability (asset) at end of period	$ (21,000)